Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Interest and fees on loans receivable	$ 4,438	$ 3,731	$ 13,226	$ 11,687	$ 15,845	$ 14,279
Interest on mortgage-backed and other securities	59	90	194	283	359	413
Other interest income	77	194	293	503	643	545
Total interest income	4,574	4,015	13,713	12,473	16,847	15,237
Interest expense:
Interest on deposits	631	1,105	2,653	3,229	4,276	3,089
Interest on borrowings	566	518	1,754	1,577	2,110	1,840
Total interest expense	1,197	1,623	4,407	4,806	6,386	4,929
Net interest income before loan loss provision recapture	3,377	2,392	9,306	7,667	10,461	10,308
Loan loss provision (recapture)	0	47	29	(301)	(7)	(1,254)
Net interest income after loan loss provision (recapture)	3,377	2,345	9,277	7,968	10,468	11,562
Non-interest income:
Service charges	93	116	331	353	491	449
Gain on sale of loans	76	204	199	204	204	70
CDFI Grant	0	0	0	233	233	233
Other	37	24	115	69	124	113
Total non-interest income	206	344	645	859	1,052	865
Non-interest expense:
Compensation and benefits	1,909	1,876	5,947	5,633	7,357	7,055
Occupancy expense	332	325	967	945	1,265	1,278
Information services	242	231	700	657	888	822
Professional services	840	335	1,675	909	1,144	653
Office services and supplies	97	72	260	207	280	289
Loan related expenses	41	58	62	116	163	167
Corporate insurance	30	32	94	101	133	147
Amortization of investment in affordable housing limited partnership	26	36	79	134	179	195
Other	215	179	499	524	662	950
Total non-interest expense	3,732	3,144	10,283	9,226	12,071	11,556
(Loss) income before income taxes	(149)	(455)	(361)	(399)	(551)	871
Income tax expense (benefit)	95	(176)	(300)	(262)	(345)	56
Net (loss) income	(244)	(279)	(61)	(137)	(206)	815
Other comprehensive (loss) income, net of tax:
Unrealized (losses) gains on securities available-for-sale arising during the period	(40)	64	290	417	369	(292)
Income tax (benefit) expense	(12)	19	86	123	109	(90)
Other comprehensive income (loss), net of tax	(28)	45	204	294	260	(202)
Comprehensive (loss) income	$ (272)	$ (234)	$ 143	$ 157	$ 54	$ 613
Loss earnings per common share-basic (in dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ 0.03
Loss earnings per common share-diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ 0.03